Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
General and administrative expenses	$ 7	$ 12	$ 20	$ 22	$ 45	$ 60
Total lease cost	$ 7	$ 12	$ 20	$ 22	$ 45	$ 60